Share-based compensation - Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method (Detail) - Restricted share unit plan [member] - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 0.55	$ 2.77
Expected life of units (years)	3 Years	3 Years
Expected forfeiture rate	0.60%	1.00%